Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2024
Exercise Price [Member] | November 2, 2023 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.207
Exercise Price [Member] | Jun 6, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.207
Exercise Price [Member] | Nov 2, 2028 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.207
Exercise Price [Member] | January 10, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.276
Exercise Price [Member] | July 9, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.276
Exercise Price [Member] | Feb 2, 2029 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.276
Warrant Expiration Date [Member] | November 2, 2023 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Expiration date	Nov 2, 2028
Warrant Expiration Date [Member] | Jun 6, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Expiration date	Nov 2, 2028
Warrant Expiration Date [Member] | Nov 2, 2028 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Expiration date	Nov 2, 2028
Warrant Expiration Date [Member] | January 10, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Expiration date	Feb 2, 2029
Warrant Expiration Date [Member] | July 9, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Expiration date	Feb 2, 2029
Warrant Expiration Date [Member] | Feb 2, 2029 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Expiration date	Feb 2, 2029
Stock Price [Member] | November 2, 2023 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.13
Stock Price [Member] | Jun 6, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.11
Stock Price [Member] | Nov 2, 2028 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Stock Price [Member] | January 10, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.18
Stock Price [Member] | July 9, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.1
Stock Price [Member] | Feb 2, 2029 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Interest Rate (Annual) [Member] | November 2, 2023 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	4.65
Interest Rate (Annual) [Member] | Jun 6, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	4.29
Interest Rate (Annual) [Member] | Nov 2, 2028 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Interest Rate (Annual) [Member] | January 10, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	3.99
Interest Rate (Annual) [Member] | July 9, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	4.24
Interest Rate (Annual) [Member] | Feb 2, 2029 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Volatility (Annual) [Member] | November 2, 2023 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	100.54
Volatility (Annual) [Member] | Jun 6, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	159.04
Volatility (Annual) [Member] | Nov 2, 2028 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Volatility (Annual) [Member] | January 10, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	152.48
Volatility (Annual) [Member] | July 9, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	158.8
Volatility (Annual) [Member] | Feb 2, 2029 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Time to Maturity (Years) [Member] | November 2, 2023 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	5
Time to Maturity (Years) [Member] | Jun 6, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	4.41
Time to Maturity (Years) [Member] | Nov 2, 2028 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Time to Maturity (Years) [Member] | January 10, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	5
Time to Maturity (Years) [Member] | July 9, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	4.57
Time to Maturity (Years) [Member] | Feb 2, 2029 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Calculated Value per Share [Member] | November 2, 2023 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.09
Calculated Value per Share [Member] | Jun 6, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.1
Calculated Value per Share [Member] | Nov 2, 2028 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities
Calculated Value per Share [Member] | January 10, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.16
Calculated Value per Share [Member] | July 9, 2024 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities	0.09
Calculated Value per Share [Member] | Feb 2, 2029 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities